Financial Assets and Liabilities - Summary of Changes in Level 3 Items (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Beginning Balance	R$ 28,170,794
Ending Balance	27,455,828	R$ 28,170,794
Contingent consideration [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Beginning Balance	116,542	166,807
Repayment of principal	(52,240)	(50,265)
Interest and exchange variation	667
Ending Balance	R$ 64,969	R$ 116,542